    As filed with the Securities and Exchange Commission on August 26, 1999
                    Registration Nos. 811-6241 and 33-39133

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                _______________

                                   FORM N-1A
                            REGISTRATION STATEMENT
                                     UNDER
                       THE SECURITIES ACT OF 1933           [X]

                        Pre-Effective Amendment No. ___     [_]

                        Post-Effective Amendment No. 20     [X]

                                      and
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940    [X]

                               Amendment No. 22             [X]
                       (Check appropriate box or boxes)

                                _______________
                              LOOMIS SAYLES FUNDS
              (Exact name of registrant as specified in charter)

                    One Financial Center, Boston, MA 02111
                   (Address of principal executive offices)

      Registrant's telephone number, including area code: (617) 482-2450

Name and address
of agent for service                         with a copy to
--------------------                         --------------
Sheila M. Barry                              Truman S. Casner, Esq.
Loomis, Sayles & Company, L.P.               Ropes & Gray
One Financial Center                         One International Place
Boston, MA 02111                             Boston, MA 02110

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)

[_]  on [date], 1999 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              LOOMIS SAYLES FUNDS

                             Cross Reference Sheet

                          Items required by Form N-1A

PART A

Item
No.    Registration Statement Caption        Caption in Prospectus

1.     Cover Page                            Cover Page

2.     Synopsis                              Summary of Expenses

3.     Condensed Financial Information       Not Applicable

4.     General Description of Registrant     Cover Page; The Trust; Investment
                                             Objectives and Policies; More
                                             Information About the Funds'
                                             Investments and Risk Considerations

5.     Management of the Fund                Cover Page; The Trust; The Funds'
                                             Investment Adviser; Fund Expenses;
                                             Portfolio Transactions; Back Cover

5A.    Management's Discussion of Fund       More Information about the Funds'
       Performance                           Investments and Risk Considerations

6.     Capital Stock and Other Securities    The Trust; Shareholder Services;
                                             Dividends, Capital Gain
                                             Distributions and Taxes

7.     Purchase of Securities Being          How to Purchase Shares;
       Offered                               Shareholder Services

8.     Redemption or Repurchase              How to Redeem Shares

9.     Pending Legal Proceedings             Not Applicable

PART B

Item
No.  Registration Statement Caption       Caption in Statement of Additional
                                          Information

10.  Cover Page                           Cover Page

11.  Table of Contents                    Table of Contents

12.  General Information and History      Not Applicable

13.  Investment Objectives and Policies   Investment Objectives, Policies and
                                          Restrictions

14.  Management of the Fund               Management of the Trust

15.  Control Persons and Principal        Management of the Trust
     Holders of Securities

16.  Investment Advisory and Other        Investment Advisory and Other Services
     Services

17.  Brokerage Allocation and Other       Portfolio Transactions and Brokerage
     Practices

18.  Capital Stock and Other Securities   How to Redeem Shares (Prospectus);
                                          Redemptions; Dividends, Capital Gain
                                          Distributions and Taxes (Prospectus);
                                          Income Dividends, Capital Gain
                                          Distributions and Tax Status;
                                          Description of the Trust

19.  Purchase, Redemption and Pricing     How to Purchase Shares (Prospectus);
     of Securities Being Offered          Shareholder Services; How to Redeem
                                          Shares (Prospectus); Redemptions; Net
                                          Asset Value and Public Offering Price

20.  Tax Status                           Dividends, Capital Gain Distributions
                                          and Taxes (Prospectus); Income
                                          Dividends, Capital Gain Distributions
                                          and Tax Status

21.  Underwriters                         Not Applicable

22.  Calculations of Performance Data     Calculation of Total Return

23.  Financial Statements                 Not Applicable

Prospectus                                                      November 8, 1999

Loomis Sayles Emerging Markets Fund

     Loomis Sayles Emerging Markets Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a registered open-end management investment company. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund.

     This prospectus concisely describes the information that an investor should know before investing in shares of the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information ("SAI") dated November 8, 1999, as revised from time to time, is available free of charge; write to Loomis Sayles Distributors, L.P. (the "Distributor"), One Financial Center, Boston, Massachusetts 02111 or telephone 800-633-3330, option 5. The SAI, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus (legally forms a part of this prospectus).



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY OF EXPENSES
THE TRUST
INVESTMENT OBJECTIVES AND POLICIES
MORE INFORMATION ABOUT THE FUND'S INVESTMENTS AND RISK
CONSIDERATIONS
THE FUND'S INVESTMENT ADVISER
FUND EXPENSES
PORTFOLIO TRANSACTIONS
HOW TO PURCHASE SHARES
SHAREHOLDER SERVICES
HOW TO REDEEM SHARES
DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
CALCULATION OF PERFORMANCE INFORMATION

                              SUMMARY OF EXPENSES

The following information is provided as an aid in understanding the various expenses that an investor in the Fund will bear indirectly. The information is based on expenses for the Fund's most recent fiscal year. The information below should not be considered a representation of past or future expenses, as actual expenses may be greater or less than those shown. Also, the 5% annual return assumed in the Example should not be considered a representation of investment performance, as actual performance will vary.

Shareholder Transaction Expenses:

Maximum Sales Load Imposed on Purchases (as % of offering price)...............   none

Maximum Sales Load Imposed on Reinvested Dividends (as % of offering price)....   none

Maximum Deferred Sales Load (as % of original purchase price or redemption

proceeds)......................................................................   none

Redemption Fees/1/.............................................................   2.00%

Exchange Fees..................................................................   none

Annual Fund Operating Expenses (as a percentage of average net assets):

Management Fees................................................................   1.25%

12b-1 Fees.....................................................................   none

Other Operating Expenses.......................................................   1.00 %

Total Fund Operating Expenses..................................................   2.25 %/2/

Example:/3/

An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return (with or without a redemption at the end of each time period):

One Year...........     $

Three Years........     $


/1/ A $5 charge applies to any wire transfer of redemption proceeds from the Fund.

/2/ Loomis Sayles has voluntarily agreed, for an indefinite period, to limit the Fund's Total Operating Expenses to the percentages of net assets shown in the table. Without this agreement, Other Expenses and Total Operating expenses are expected to be ___% and ___%, respectively.

/3/ Under SEC rules, new funds are required to show expenses for the one- and three-year periods only.

                                   THE TRUST

     The Fund is a series of Loomis Sayles Funds (the ''Trust''). The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on February 20, 1991. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.

                      INVESTMENT OBEJECTIVE AND POLICIES

     The Fund's investment objective is long-term capital growth.

     The Fund seeks to obtain its investment objective by investing at least 65% of its total assets in equity securities of issuers located in countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of Loomis Sayles, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets. Countries with emerging securities markets include, but are not limited to: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Malaysia, South Africa, South Korea, Taiwan, Thailand, Italy and Venezuela.

     Loomis Sayles uses a bottom-up, fundamental research process to select securities for the Fund. Loomis Sayles typically looks for growth oriented stocks of well-managed companies that are industry leaders globally and that maintain competitive positions evidenced by attributes such as pricing power and strong distribution. Improving business or financial fundamentals are catalysts for buy decisions, while satisfaction of price targets, deteriorating fundamentals or better opportunities in other companies will trigger sell decisions. In addition to its bottom-up approach to security selection, an overlay of country and industry data is used to provide guidelines for portfolio weighting.

     The Fund may invest in Rule 144A securities and may engage in active and frequent trading of its securities. Frequent trading may produce higher transaction costs and a higher level of taxable capital gains, which may lower your return. The Fund may purchase money market or high quality debt securities for temporary defensive purposes in response to what Loomis Sayles believes are adverse market, economic or political conditions. These investments may prevent the Fund from achieving its goal. The Fund may also engage in options and futures transactions, securities indices, and foreign currency hedging transactions.

     Except for the Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies of the Fund may be changed without a vote of Fund shareholders.

                 MORE INFORMATION ABOUT THE FUND'S INVESTMENTS
                            AND RISK CONSIDERATIONS

Common Stocks and Other Equity Securities

     Common stocks and similar equity securities, such as warrants and convertibles, are volatile and more risky than some other forms of investment. The value of an investment in a Fund that invests in equity securities may sometimes decrease. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and than the broad equity market indexes.

Foreign Securities

     The Fund will invest primarily in securities of issuers organized or headquartered outside the United States ("foreign securities").

     Although investing in foreign securities may increase the Fund's diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the U.S. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

     The Fund will invest primarily in foreign securities of issuers from countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

     Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although part of the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

     In determining whether to invest assets of the Fund in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

Foreign Currency Hedging Transactions

     The Fund may engage in foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options, and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.

     Foreign currency transactions involve costs and may result in losses.

When-Issued Securities

     The Fund may purchase securities on a "when-issued" basis. This means that the Fund will enter into a commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will maintain liquid assets in a segregated account at its custodian bank in an amount sufficient to satisfy these obligations.

Rule 144A Securities

     The Fund may invest in Rule 144A securities, which are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid.

Swap Transactions

     The Fund may enter into interest rate or currency swaps. The Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

Options and Futures Transactions

     The Fund may buy, sell or write options on securities, securities indexes, currencies or futures contracts and may buy and sell futures contracts on securities, securities indexes or currencies. The Fund may engage in these transactions either for the purpose of enhancing investment return, or to hedge against changes in the value of other assets that the Fund owns or intends to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

     Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If the Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

     A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by the Fund exceeds (or is less than) the price of the offsetting purchase, the Fund will realize a gain (or loss).

     The value of options purchased by the Fund and futures contracts held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When the Fund writes a call option or sells a futures contract without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

     The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange traded options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), the Fund is at risk if the other party to the transaction defaults on its obligations, or will not permit the Fund to terminate the transaction before its scheduled maturity. As a result of these characteristics, the Fund will treat most over-the-counter options (and the assets it segregates to cover its obligations thereunder) as illiquid.

     The options and futures markets of foreign countries are small compared to those of the U.S. and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

Repurchase Agreements

     The Fund may invest in repurchase agreements. In repurchase agreements, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

Year 2000

     Many computer software systems in use today cannot properly process date-related information from and after January 1, 2000. Should any of the computer systems employed by the Fund's major service providers fail to process this type of information properly, that could have a negative impact on the Fund's operations and the services that are provided to the Fund's shareholders. Loomis Sayles and the Distributor have each advised the Fund that they are reviewing all of their computer systems with the goal of modifying or replacing such systems prior to January 1, 2000, to the extent necessary to foreclose any such negative impact. In addition, Loomis Sayles has been advised by the Fund's custodian that it is also in the process of reviewing its systems with the same goal. As of the date of this prospectus, the Fund and Loomis Sayles have no reason to believe that these goals will not be achieved. Similarly, the values of certain of the portfolio securities held by the Fund may be adversely affected by the inability of the securities' issuers or of third parties to process this type of information properly.


Debt and Other Fixed Income Securities

     The Fund may invest in fixed income securities of any maturity. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income of a Fund that invests in fixed income securities for any particular period. The net asset value of such a Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

     Fixed income securities are subject to market risk and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.


                         THE FUND'S INVESTMENT ADVISER

     The Fund's investment adviser is Loomis Sayles, One Financial Center, Boston, Massachusetts 02111. Founded in 1926, Loomis Sayles is one of the country's oldest and largest investment firms. The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest, L.P., is a publicly traded company listed on the New York Stock Exchange ("NYSE"). Nvest Corporation is the sole general partner of Nvest L.P.

     In addition to selecting and reviewing the Fund's investments, Loomis Sayles provides executive and other personnel for the management of the Funds. The Fund's board of trustees supervises Loomis Sayles' conduct of the affairs of the Funds.

     Alex Muromcew, Vice President, John Tribolet, Vice President and Eswar Menon, Vice President are managers of the Fund. Prior to joining Loomis Sayles, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. From 1993-1996, he was an investment analyst with Teton Partners, L.P. Prior to joining Loomis Sayles, Mr. Tribolet was a portfolio manager at Nicholas Applegate Capital Management since 1997. From 1995 to 1997 he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years as an investment banker, most recently at Paine Webber Inc. Prior to joining Loomis Sayles, Mr. Menon was a portfolio manager at Nicholas-Applegate Capital Management since 1995. From 1990-

1995, he was employed as an Equity Analyst by Koaneman Capital Management and as a Senior Engineer by Integrated Device Technology.



                                 FUND EXPENSES

     The Fund pays Loomis Sayles a monthly investment advisory fee of 1.25% of the Fund's average daily net assets. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.

                             PORTFOLIO TRANSACTIONS

     Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the Fund's assets. The Fund anticipates that its portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions. The Fund anticipates that its portfolio turnover rate will be 125% during its first full fiscal year. High portfolio turnover may generate higher costs and higher levels of taxable gains.

                            HOW TO PURCHASE SHARES

     An investor may make an initial purchase of shares of the Fund by submitting a completed application form and payment to:

                      State Street Bank and Trust Company
                             Mutual Fund Services
                              One Heritage Drive
                       North Quincy, Massachusetts 02171

     The minimum initial investment for the Fund is $5,000. A $2,500 minimum investment applies to the current and retired trustees of the Trust, investment advisory clients of Loomis Sayles (and their directors, officers and employees), and current and retired employees of Loomis Sayles and the parents, spouses and children of the foregoing. There will be no Retail Class. The minimum investment may be waived in whole or in part by Loomis Sayles in its sole discretion. Subsequent investments must be at least $50.

     All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company ("State Street bank"). Third party checks will not be accepted. When purchases are made by check or periodic account investment, redemption will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

     Upon acceptance of an investor's order, State Street Bank opens an account, applies the payment to the purchase of full and fractional Fund shares and mails a statement of the account confirming the transaction.

     After an account has been established, an investor may send subsequent investments at any time directly to State Street Bank at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund name and the investor's account number or name and social security number.

     Subsequent investments can also be made by federal funds wire. Investors should instruct their banks to wire federal funds to State Street Bank and Trust Company, ABA #011000028. The text of the wire should read as follows: "$______ amount, STATE STREET BANK BOS ATTN Mutual Funds. Credit Loomis Sayles Emerging Markets Fund, DDA #4133-408-7, Account Name, Account Number". A bank may charge a fee for transmitting funds by wire.

     The Fund and the Distributor reserve the right to reject any purchase for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of shares. The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent. Shares of the Fund are sold with no sales charge. The net asset value of the Fund's shares is calculated once daily as of the close of regular trading on the NYSE on each day the Exchange is open for trading, by dividing the Fund's net assets by the number of shares outstanding. Portfolio securities are valued at their market value as more fully described in the Statement of Additional Information.

     The Distributor may accept telephone orders from broker-dealers who have been previously approved by the Distributor. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Distributor. Although there is no sales charge imposed by the Fund or the Distributor, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.

                             SHAREHOLDER SERVICES

     Telephone redemptions will be established automatically when an investor opens an account unless an investor elects on the application to decline the privilege. A signature guarantee will be required to establish telephone redemptions after an account is opened if the privilege is initially declined.


                             HOW TO REDEEM SHARES

     An investor can redeem shares by sending a written request to State Street Bank and Trust Company, Mutual Fund Services, One Heritage Drive, North Quincy, Massachusetts 02171. Proceeds from a written request may be sent to the investor in the form of a check. As described below, an investor may also redeem shares by calling Loomis Sayles at 800-633-3330, option 5. Proceeds resulting from a written or telephone redemption request can be wired to an investor's bank account for a fee (currently $5) or sent by check in the name of the registered owners to their record address.

     The written request must include the name of the Fund, the account number, the exact name(s) in which the shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on an investor's confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity). Investors requesting that redemption proceeds be wired to their bank accounts must provide specific wire instructions.

     When an investor telephones a redemption request, the proceeds are wired to the bank account previously chosen by the investor. A wire fee (currently $5) will be deducted from the proceeds. A telephonic redemption request must be received by State Street Bank prior to the close of regular trading on the NYSE. If an investor telephones a request to State Street Bank after the Exchange closes or on a day when the Exchange is not open for business, State Street Bank cannot accept the request and a new one will be necessary.

     If (1) an investor is redeeming shares worth more than $50,000, (2) an investor is requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address,
(3) the account registration has changed within the last 30 days or (4) an investor is instructing us to wire the proceeds to a bank account not designated on the application, the investor must have his or her signature guaranteed by an eligible guarantor. This requirement may be waived by Loomis Sayles in its sole discretion. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting the redemption request, an investor should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

     If an investor decides to change the bank account to which proceeds are to be wired, the investor must send in this change in writing with a signature guarantee. Telephonic redemptions may only be made if the investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. Unless the investor indicates otherwise on the account application, State Street Bank will be authorized to act upon redemption and exchange instructions received by telephone from the investor or any person claiming to act as the investor's representative who can provide State Street Bank with the investor's account registration and address as it appears on the records of State Street Bank. State Street Bank will employ these or other reasonable procedures to confirm that instructions communicated by telephone are genuine; the Fund, State Street Bank, the Distributor and Loomis Sayles will not be liable for any losses due to unauthorized or fraudulent instructions if these or other reasonable procedures are followed. For more information on telephone redemptions, consult State Street Bank. In times of heavy market activity, an investor who encounters difficulty in placing a redemption order by telephone may wish to place the order by mail as described above.

     The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by State Street Bank in proper form.

     Proceeds resulting from a written redemption request will normally be mailed to an investor within seven days after receipt of the investor's request in good order. Telephonic redemption proceeds will normally be wired to an investor's bank on the first business day following receipt of a proper redemption request. If an investor purchased shares by check and the check was deposited less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

     The Fund may suspend the right of redemption and may postpone payment for more than seven days when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

     The Fund declares and pays net investment income to shareholders as dividends annually. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.

     Dividends and capital gain distributions will automatically be reinvested in additional shares of the same Fund unless an investor has elected to receive cash. The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As such, so long as the Fund distributes substantially all its net investment income and net capital gains to its shareholders, the Fund itself does not pay any federal income tax to the extent such income and gains are so distributed.

     An investor's income dividends and short-term capital gain distributions (that is, net gains from securities held for not more than a year) are taxable as ordinary income whether distributed in cash or additional shares. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable as such (generally at a 20% rate for noncorporate shareholders) whether distributed in cash or additional shares and regardless of how long an investor has owned shares of the Fund.

     A dividend or distribution made shortly after the purchase of shares of the Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above. If a shareholder held shares six months or less and during that period received a distribution of net capital gains, any loss realized on the sale of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

     The Fund generally is required to withhold 31% of any redemption proceeds (including the value of shares exchanged) and all income dividends and capital gain distributions it pays to an investor (1) if an investor does not provide a correct, certified taxpayer identification number, (2) if the Fund is notified that an investor has underreported income in the past, or (3) if an investor fails to certify to the Fund that the investor is not subject to such withholding.

     Certain designated dividends from the Fund may be eligible for the dividends-received deduction for corporate shareholders that meet a holding period requirement. Dividends which relate to the Fund's investments in foreign securities generally will not be eligible for the dividends-received deduction. The Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

     State Street Bank will send each investor and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to the investor during the preceding year. Be sure to keep this statement as a permanent record. A fee may be charged for any duplicate information that an investor requests.

NOTE: The foregoing summarizes certain tax consequences of investing in the Fund. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in or redeeming Fund shares.

                    CALCULATION OF PERFORMANCE INFORMATION

     "Total return" for the one-, five- and ten-year periods (or for the life of the class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund. Total return may also be presented for other periods.

  INVESTMENT ADVISER
  Loomis, Sayles & Company, L.P.
  One Financial Center
  Boston, Massachusetts 02111

  DISTRIBUTOR
  Loomis Sayles Distributors, L.P.
  One Financial Center
  Boston, Massachusetts 02111

  SHAREHOLDER SERVICING, TRANSFER AND DIVIDEND PAYING AGENT
  AND CUSTODIAN OF ASSETS
  State Street Bank and Trust Company
  Boston, Massachusetts 02102

  LEGAL COUNSEL
  Ropes & Gray
  One International Place
  Boston, Massachusetts 02110

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

LOGO


                            Statement of Additional
                                  Information


                                                                NOVEMBER 8, 1999

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE PROSPECTUS OF THE LOOMIS SAYLES EMERGING MARKETS FUND (THE "FUND") A SERIES OF LOOMIS SAYLES FUNDS DATED NOVEMBER 8, 1999, AS REVISED FROM TIME TO TIME. EACH REFERENCE TO THE PROSPECTUS IN THIS STATEMENT OF ADDITIONAL INFORMATION INCLUDES THE FUND'S CURRENT PROSPECTUS, UNLESS OTHERWISE NOTED. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS. A COPY OF THE PROSPECTUS MAY BE OBTAINED FROM LOOMIS SAYLES FUNDS, ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111.

                               TABLE OF CONTENTS

                                                                                          Page
                                                                                          ----
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

MANAGEMENT OF THE TRUST

INVESTMENT ADVISORY AND OTHER SERVICES

PORTFOLIO TRANSACTIONS AND BROKERAGE

DESCRIPTION OF THE TRUST

          Voting Rights

          Shareholder and Trustee Liability

          How to Buy Shares

          Net Asset Value

SHAREHOLDER SERVICES

          Open Accounts

          Redemptions

INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

FINANCIAL STATEMENTS

CALCULATION OF TOTAL RETURN

PERFORMANCE COMPARISONS

PERFORMANCE DATA

APPENDIX A--PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

APPENDIX B--ADVERTISING AND PROMOTIONAL LITERATURE


                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

  The investment objective and policies of the Loomis Sayles Emerging Markets Fund ( the "Fund") of Loomis Sayles Funds (the "Trust"), are summarized in the Prospectus under "Investment Objectives and Policies" and "More
Information About the Fund's Investments and Risk Considerations." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information ("SAI") may be changed by the Fund's adviser ("Loomis Sayles"), subject to review and approval by the Trust's board of trustees, without shareholder approval, except that the investment objective of the Fund as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of that Fund represented at a meeting at which 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below and in the Prospectus will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.

  In addition to its investment objective and policies set forth in the Prospectus, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):

The Fund will not:

  (1) Invest in companies for the purpose of exercising control or management.

  *(2) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

  *(3) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from engaging in transactions in futures contracts relating to securities indexes, interest rates or financial instruments or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

  *(4) Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940 (the "1940 Act").
(For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public, is considered the making of a loan.)

  (5) With respect to 75% of its total assets, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

  (6) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of an issuer.

  (7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by restriction (9) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

  *(8) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.) Tax-exempt securities issued by governments or political subdivisions of governments are not subject to this restriction, since such issuers are not members of any industry.

  *(9) Borrow money in excess of 33 1/3 % of the value of its total assets at the time the borrowing is made.

  (10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

  (11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

  (12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.

  (13) Write or purchase puts, calls or combinations of both except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities and (3) write, purchase and sell put and call options on currencies and may enter into currency forward contracts.

  *(14) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (7) above; any borrowing permitted by restriction (9) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

  Although the Fund has no current intention of investing in repurchase agreements, it intends, based on the views of the staff of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction (12) above.


When-Issued Securities

  As described in the Prospectus, the Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).


Convertible Securities

  Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities.

Repurchase Agreements

  The Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.


Rule 144A Securities

  The Fund may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Under the guidelines, Loomis Sayles considers such factors as: (1) the frequency of trades and quotes for a security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades therefor.


Foreign Currency Transactions

  The Fund will invest in securities of foreign issuers and may enter into forward foreign currency exchange contracts, or buy or sell options on foreign currencies, in order to protect against uncertainty in the level of future foreign exchange rates. Since investment in securities of foreign issuers will usually involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Fund as measured in United States ("U.S.") dollars may be affected by changes in currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies.

  The Fund may enter into forward contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated or traded in a market in which settlement is made in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the investment is purchased or sold and the date on which payment is made or received.

  Second, when Loomis Sayles believes that the currency of a particular country may suffer a substantial decline against another currency, it may enter into a forward contract to sell, for a fixed amount of another currency, the amount of the first currency approximating the value of some or all of the Fund's portfolio investments denominated in the first currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in a currency will change as a consequence of market movements in the value of those investments between the date the forward contract is entered into and the date it matures.

  The Fund generally will not enter into forward contracts with a term of greater than one year.

  Options on foreign currencies are similar to forward contracts, except that one party to the option (the holder) is not contractually bound to buy or sell the specified currency. Instead, the holder has discretion whether to "exercise" the option and thereby require the other party to buy or sell the currency on the terms specified in the option. Options transactions involve transaction costs and, like forward contract transactions, involve the risk that the other party may default on its obligations (if the options are not traded on an established exchange) and the risk that expected movements in the relative value of currencies may not occur, resulting in an imperfect hedge or a loss to the Fund.

  The Fund, in conjunction with its transactions in forward contracts, options and futures, will maintain in a segregated account with its custodian liquid assets with a value, marked to market on a daily basis, sufficient to satisfy the Fund's outstanding obligations under such contracts, options and futures.


Options

  As described in the Prospectus, the Fund may, for hedging purposes or to enhance investment return, purchase and sell call and put options futures.

  An option entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange.

  If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. The Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out the option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

     The use of options involves risks. One risk arises because of the imperfect correlation between movements in the price of options and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective if such imperfect correlation occurs.

     Price movement correlation may be distorted by illiquidity in the options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, the trading activities of speculators in the options markets may create temporary price distortions unrelated to the market in the underlying securities.

  An exchange-traded option may be closed out only on an exchange that generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to accomplish the desired hedge. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

  The successful use of options depends in part on the ability of Loomis Sayles to forecast correctly the direction and extent of interest rate, stock price or currency value movements within a given time frame. To the extent interest rates, stock prices or currency values move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or the relevant stock price or relevant currency values move during the period that the Fund holds options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

  An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While the Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

  The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of the Fund's investment restriction prohibiting it from investing more than 15% of its net assets in illiquid securities. The Fund intends to comply with this position.

  Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gains from options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline.


Small Companies

  Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. Their securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or market averages in general. The net asset values of funds that invest in companies with smaller capitalization therefore may fluctuate more widely than funds that invest in larger capitalization companies other than market averages.


                            MANAGEMENT OF THE TRUST

  The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

JOSEPH ALAIMO--Trustee. 727 N. Bank Lane, Lake Forest, Illinois. President, Winfield Asset Management Company.

RICHARD S. HOLWAY--Trustee. 1314 Seaspray Lane, Sanibel, Florida. Retired; formerly, Vice President, Loomis Sayles. Director, Sandwich Cooperative Bank.

  MICHAEL T. MURRAY--Trustee. 404 N. Western Ave., Lake Forest, Illinois. Retired; formerly, Vice President, Loomis Sayles.

  *DANIEL J. FUSS--President and Trustee. Executive Vice President and Director, Loomis Sayles.

* Trustee deemed an "interested person" of the Trust, as defined by the 1940
Act.

  MARK BARIBEAU--Vice President. Vice President, Loomis Sayles

  SHEILA M. BARRY--Secretary and Compliance Officer. Assistant General Counsel and Vice President, Loomis Sayles. Formerly, Senior Counsel and Vice President, New England Funds, L.P.

  ROBERT J. BLANDING--Executive Vice President. 555 California Street, San Francisco California. President, Chairman, Director and Chief Executive Officer, Loomis Sayles.

  JAMES C. CARROLL--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Managing Director and Senior Energy Analyst at Paine Webber, Inc.

  MARY C. CHAMPAGNE--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  E. JOHN DEBEER--Vice President. Vice President, Loomis Sayles.

  PAUL H. DREXLER--Vice President. Vice President, Loomis Sayles; formerly Deputy Manager, Brown Brothers Harriman & Co.

  WILLIAM H. EIGEN, JR.--Vice President. Vice President, Loomis Sayles; formerly Vice President, INVESCO Funds Group and Vice President, The Travelers Corp.

  CHRISTOPHER R. ELY--Vice President. Vice President, Loomis Sayles; formerly Senior Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  QUENTIN P. FAULKNER--Vice President. Vice President, Loomis Sayles.

  PHILIP C. FINE--Vice President. Vice President, Loomis Sayles; formerly Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  KATHLEEN C. GAFFNEY--Vice President, Vice President, Loomis Sayles.

  ISAAC GREEN--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President and Director, Loomis Sayles.

  DEAN A. GULIS--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles. Formerly, Principal and Director of Research at Roney & Company.

  MARTHA F. HODGMAN--Vice President. Vice President, Loomis Sayles.

  JOHN HYLL--Vice President. 155 North Lake Avenue, Pasadena, California. Vice President, Loomis Sayles.

  JEFFREY L. MEADE--Vice President. Executive Vice President, Chief Operating Officer and Director, Loomis Sayles.

  ESWAR MENON--Vice President. Vice President, Loomis Sayles. Formerly, Portfolio Manager at Nicholas-Applegate Capital Management since 1995. From 1990 - 1995, he was employed as an Equity Analyst by Koaneman Capital Management and as a Senior Engineer by Integrated Device Technology.

  ALEX MUROMCEW--Vice President. Vice President, Loomis Sayles. Formerly, Portfolio Manager at Nicholas-Applegate Capital Management since 1996. From 1993 - 1996, he was an investment analyst with Teton Partners, L.P.

  PHILIP R. MURRAY--Assistant Treasurer, Vice President, Loomis Sayles.

  KENT P. NEWMARK--Vice President. 555 California Street, San Francisco, California. Vice President, Managing Partner and Director, Loomis Sayles.

  DAWN ALSTON-PAIGE--Vice President. Vice President, Loomis Sayles.

  JEFFREY C. PETHERICK--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  LAUREN B. PITALIS--Vice President. Vice President, Loomis Sayles; formerly Vice President and Assistant Secretary of Harris Associates Investment Trust.

  PETER RAMSDEN--Vice President. Vice President and Director, Loomis Sayles.

  DAVID L. SMITH--Vice President. Vice President, Loomis Sayles; formerly Vice President and portfolio manager, Keystone Investment Management Company, Inc.

  SANDRA P. TICHENOR--Vice President. 555 California Street, San Francisco California. General Counsel, Vice President, Secretary and Clerk, Loomis Sayles. Formerly, Partner, Heller, Ehrman, White & McAuliffe.

  JOHN TRIBOLET--Vice President. Vice President, Loomis Sayles. Formerly, Portfolio Manager at Nicholas-Applegate Capital Management since 1997. From 1995 to 1997, he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years in the investment banking industry, most recently at Paine Webber, Inc.

  JEFFREY W. WARDLOW--Vice President. 1533 N. Woodward, Bloomfield Hills, Michigan. Vice President, Loomis Sayles.

  GREGG D. WATKINS--Vice President. Vice President, Loomis Sayles.

  ANTHONY J. WILKINS--Vice President. Vice President and Director, Loomis
Sayles.


  Previous positions during the past five years with Loomis Sayles are omitted, if not materially different. Except as indicated above, the address of each trustee and officer of the Trust affiliated with Loomis Sayles is One Financial Center, Boston, Massachusetts. The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers or employees of Loomis Sayles. Each trustee who is not a director, officer or employee of Loomis Sayles is compensated at the rate of $1,250 per fund per annum.

                              COMPENSATION TABLE

               for the nine months ended September 30, 1998 ****

                                                                                                         (5)
                                                                                                         ---
                                                                                                        Total
                                                                                                        -----
                                                              (3)                   (4)              Compensation
                                                              ---                   ---              ------------
                                            (2)            Pension or            Estimated          From Trust and
                                            ---            ----------            ---------          --------------
           (1)                          Aggregate      Retirement Benefits         Annual           Fund Complex**
           ---                          ---------      -------------------         ------           --------------
      Name of Person,                 Compensation      Accrued as Part of     Benefits upon           Paid to
      ---------------                 ------------      ------------------     -------------           -------
        Position                       From Trust         Fund Expenses          Retirement            Trustee
        --------                       ----------         -------------          ----------            -------
Earl W. Foell, Trustee***              $15,937.50             N/A                    N/A              $15,937.50

Richard S. Holway, Trustee             $15,937.50             N/A                    N/A              $15,937.50

Terry R. Lautenbach****, Trustee       $15,937.50             N/A                    N/A              $15,937.50

Michael T. Murray, Trustee             $15,937.50             N/A                    N/A              $15,937.50

* The Trust changed its fiscal year end from December 31 to September 30.

 .  **No Trustee received any compensation during the fiscal period ended
   September 30, 1999 from any mutual funds affiliated with Loomis Sayles, other than the Trust.
 .  ***Mr. Foell passed away on July 10, 1999.
   ****Mr. Lautenbach retired from the Board of Trustees on October 26, 1998.

                     INVESTMENT ADVISORY AND OTHER SERVICES

  Advisory Agreement. Loomis Sayles serves as investment adviser under a separate advisory agreement relating to the Fund, dated ________. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the board of trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreements provide the Fund shall pay Loomis Sayles a monthly investment advisory fee at the following annual percentage rates of the particular Fund's average daily net assets:

  The Trust pays the compensation of its trustees who are not directors, officers or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

  Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances which would result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the "Code"). The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.

  As described in the Prospectus, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.

  The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice, or by Loomis Sayles upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words "Loomis" and "Sayles" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.

  The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

  Loomis Sayles acts as investment adviser or subadviser to New England Value Fund, New England Strategic Income Fund, New England Star Advisers Fund, New England Star SmallCap Fund and New England Balanced Fund, which are series of New England Funds Trust I, a registered open-end management investment company, New England High Income Fund, a series of New England Fund Trust II, a registered, open-end management investment company, and to the Loomis Sayles Balanced Series and the Loomis Sayles Small Cap Series of New England Zenith Fund, a registered open-end management investment company, as well as to Loomis Sayles Investment Trust, a registered open-end management investment company. Loomis Sayles also provides investment advice to certain other open-end management investment companies and numerous other corporate and fiduciary clients.

  The general partner of Loomis Sayles is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest L.P., is a publicly traded company listed on the New York Stock Exchange ("NYSE"). Nvest Corporation is the sole general partner of Nvest L.P.

  Certain officers and trustees of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for the Fund. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

  Distribution Agreement.  Under an agreement with the Trust (the
"Distribution Agreement"), Loomis Sayles Distributors, L.P. serves as the general distributor of shares of the Fund. Under this agreement, Loomis Sayles Distributors, L.P. is not obligated to sell a specific number of shares. Loomis Sayles Distributors, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

  The Distribution Agreement may be terminated at any time with respect to the Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

  The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire board of trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purpose.

  Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

  Independent Accountants. The Fund's independent accountants are ____________ _____________________________. _________________________________ conducts an annual audit of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

  In placing orders for the purchase and sale of portfolio securities for the Fund, Loomis Sayles always seeks the best price and execution. Transactions in unlisted securities are carried out through broker-dealers who make the primary market for such securities unless, in the judgment of Loomis Sayles, a more favorable price can be obtained by carrying out such transactions through other brokers or dealers.

  Loomis Sayles selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Loomis Sayles will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account.

  Receipt of research services from brokers may sometimes be a factor in selecting a broker which Loomis Sayles believes will provide best price and execution for a transaction. These research services include not only a wide variety of reports on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, daily prices of securities, stock and bond market conditions and projections, asset allocation and portfolio structure, but also meetings with management representatives of issuers and with other analysts and specialists. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce Loomis Sayles' expenses. Such services may be used by Loomis Sayles in servicing other client accounts and in some cases may not be used with respect to the Fund. Receipt of services or products other than research from brokers is not a factor in the selection of brokers.

  In placing orders for the purchase and sale of securities for the Fund, Loomis Sayles follows the same policies as for the other Funds, except that Loomis Sayles may cause the Fund to pay a broker-dealer that provides brokerage and research services to Loomis Sayles an amount of commission for effecting a securities transaction for the Fund in excess of the amount another broker-dealer would have charged for effecting that transaction. Loomis Sayles must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction and Loomis Sayles' overall responsibilities to the Trust and its other clients. Loomis Sayles' authority to cause the Fund to pay such greater commissions is also subject to such policies as the Trustees of the Trust may adopt from time to time.


                           DESCRIPTION OF THE TRUST

  The Trust, registered with the SEC as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991.

  The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

  The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to the Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all funds of the Trust.

  The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide the Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "fund").

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders. As a matter of policy, however, the trustees will not terminate the Trust or the Fund without submitting the matter to a vote of the shareholders of the Trust or the Fund.


Voting Rights

  As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

  The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

  There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

  Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

  Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

  No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).


Shareholder and Trustee Liability

  Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

  The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

How to Buy Shares

  The procedures for purchasing shares of the Fund are summarized in the Prospectus under "How to Purchase Shares."

Net Asset Value

  The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the NYSE on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected. During the 12 months following the date of this Statement of Additional Information, the NYSE is expected to be closed on the following weekdays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Equity securities listed on an established securities exchange or on the Nasdaq National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the NYSE. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the NYSE, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities may be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.


                             SHAREHOLDER SERVICES

Open Accounts

  A shareholder's investment in the Fund is automatically credited to an open account maintained for the shareholder by State Street Bank and Trust Company, the shareholder servicing agent for State Street Bank. Certificates representing shares are issued only upon written request to State Street Bank but are not issued for fractional shares. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

  The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

  The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

Redemptions

  The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

  Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $50,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

  If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to State Street Bank at 800-________. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by State Street Bank prior to the close of regular trading on the NYSE on a day when the Exchange is open for business. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted by State Street Bank and a new request will be necessary.

  In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently in writing. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to State Street Bank a written request with a signature guarantee. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, State Street Bank, Loomis Sayles Distributors, L.P. and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

  The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by State Street Bank in proper form, less a redemption fee of 2.00% of the amount redeemed with respect to shares of the Fund redeemed within one (1) year of purchase, if applicable. Proceeds resulting from a written redemption request will normally be mailed to the shareholder within seven days after receipt of a request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where a shareholder has recently purchased shares by check and the check was received less than fifteen days prior to the redemption request, the Fund may withhold redemption proceeds until the check has cleared.

  The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

  A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Income Dividends, Capital Gain Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS

  As described in the Prospectus under "Dividends, Capital Gain Distributions and Taxes" it is the policy of the Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

  Income dividends and capital gain distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the NYSE on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to State Street Bank. In order for a change to be in effect for any dividend or distribution, it must be received by State Street Bank on or before the record date for such dividend or distribution.

  As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify as such and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets are invested in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of its assets are invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

  An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

  Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally taxed at a rate of 20% for noncorporate shareholders), without regard to how long a shareholder has held shares of the Fund.

  Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

  The Fund may be eligible to make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the relevant Fund to foreign countries. The ability of shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. In addition, a shareholder must hold shares of the Fund (without protection from risk of loss) on the ex-dividend date and for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date in order to be eligible to claim a foreign credit for his or her share of these foreign taxes. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns. It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed to it a pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The Fund will notify shareholders each year of the amount of dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the such Fund to foreign countries.

  The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

  Investment by the Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."
A "passive foreign investment company" is any foreign corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income as at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

  If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

  The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

  Generally, the Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. Generally, dividends derived from the Fund's investment in foreign securities are not available for the dividends-received deduction. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for at least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

  Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

  Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, foreign, or local taxes.

  The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding tax rules. The new regulations will generally be effective for payments made on or after January 1, 2001 (although transition rules will apply). In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their advisors with respect to the potential application of these new regulations.

                             FINANCIAL STATEMENTS

  The Fund's fiscal year ends on September 30. Audited financial statements will be prepared and distributed annually and unaudited financial statements will be prepared and distributed semi-annually.

                          CALCULATION OF TOTAL RETURN

  Investors in the Funds are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of that Fund may result in the investor's misunderstanding the total return he or she may derive from that Fund.

  Total Return. Total Return with respect to the Fund is a measure of the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period;
(3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                            PERFORMANCE COMPARISONS

  Total Return. The Fund may from time to time include its total return information in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements or information furnished to present or prospective shareholders
(i) the ranking of performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. as having similar investment objectives, (ii) the rating assigned to the Fund by Morningstar, Inc. based on the Fund's risk-adjusted performance relative to other mutual funds in its broad investment class, and/or (iii) the ranking of performance figures relative to such figures for a mutual fund in its general investment category as determined by CDA/Weisenberger's Management Results.

  Volatility. The Fund may quote various measures of its volatility and benchmark correlation. In addition, the Fund may compare these measures to those of other funds and indices. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate the extent to which the Fund's returns change in ways similar to those of the benchmark. All measures of volatility and correlation are calculated using averages of historical data. The Fund may utilize charts and graphs to present the Fund's volatility and average annual total return. The Fund may also discuss or illustrate examples of interest rate sensitivity.

  Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

  Morningstar, Inc. distributes mutual fund ratings monthly. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

  CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

  Performance information may also be used to compare the performance of the Fund to certain widely acknowledged standards or indices for stock and bond market performance, such as those listed below.

  Consumer Price Index. The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

  Dow Jones Industrial Average. The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the NYSE.

  MSCI Emerging Market Free Index measures performance for a universe of emerging markets. The emerging markets as defined by MSCI shares some of the following characteristics: (1) Gross National Product substantially below the average for developed economies, which is consistent with the World Bank's classification criteria; (2) less sophisticated regulatory environment, trading hours or back office operations; (3) restrictions on repatriation of initial capital, dividends, interest and/or capital gains; (4) greater perceived risk than in developed markets and (5) a general perception by the investment community that the country should be considered emerging. The index is market capitalization weighed and seeks to obtain 60% market coverage. The index includes only markets that are open to foreign investment and excludes those shares in otherwise free markets which are not purchasable by foreigners.

  MSCI-EAFE Index. The MSCI-EAFE Index contains over 1000 stocks from 20 different countries with Japan (approximately 50%), United Kingdom, France and Germany being the most heavily weighted.

  MSCI-EAFE ex-Japan Index. The MSCI-EAFE ex-Japan Index consists of all stocks contained in the MSCI-EAFE Index, other than stocks from Japan.

  The Morgan Stanley Capital International Europe, Australasia and Far East (Gross Domestic Product) Index (the EAFE (GDP) Index) is a market capitalization-weighted and unmanaged index of common stocks traded outside the United States. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

  The Morgan Stanley Capital International World ND Index (the MSCI World Index) is a market capitalization-weighted and unmanaged index that includes common stock from all 23 MSCI developed market countries. The "ND" indicates that the index is listed in U.S. dollars, with net dividends reinvested.

  The Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

  Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").   The S&P
500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE. The S&P 500 is the most common index for the overall U.S. stock market.

  From time to time, articles about the Fund regarding performance, rankings and other characteristics of the Funds may appear in publications including, but not limited to, the publications included in Appendix A. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints of such articles may be used in the Fund's promotional literature. References to articles regarding personnel of Loomis Sayles who have portfolio management responsibility may also be used in the Fund's promotional literature. For additional information about the Fund's advertising and promotional literature, see Appendix B.

                                  APPENDIX A

                PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION


ABC and affiliates
Adam Smith's Money World
America On Line

Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CDA Investment Technologies
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated columnI)
Dow Jones News Service
Economist
FACS of the Week
Fee Adviser
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates

Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas CityI)
KOA-AM (DenverI)
LA Times
Leckey, Andrew (syndicated column)
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money Magazine
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News

New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor

Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated columnI)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management

Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated columnI)
Toledo Blade
UP
US News and World Report
USA Today
USA TV Network
Value Line
Wall Street Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

                                                                      APPENDIX B

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Loomis Sayles Funds' advertising and promotional material may include, but is not limited to, discussions of the following information:

  Loomis Sayles Funds' participation in wrap fee and no transaction fee programs

  Loomis Sayles Funds and Loomis, Sayles & Company, L.P. Website

  Characteristics of Loomis Sayles including the number and locations of its offices, its investment practices and clients and assets under management

  Specific and general investment philosophies, strategies, processes and techniques

  Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  Industry conferences at which Loomis Sayles participates

  Current capitalization, levels of profitability and other financial information

  Identification of portfolio managers, researchers, economists, principals and other staff members and employees and descriptions of Loomis Sayles' resources devoted to such staff

  The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

  Current and historical statistics relating to:

     --total dollar amount of assets managed
     --Loomis Sayles assets managed in total and by Fund
     --the growth of assets
     --asset types managed

  Loomis Sayles Funds' tag line--"Listening Harder, Delivering More" and statements that and examples of how Loomis Sayles Funds listens to its clients and works hard to deliver results which exceed their expectations.

  References may be included in Loomis Sayles Funds' advertising and promotional literature about 401(k) and retirement plans that offer the Fund. The information may include, but is not limited to:

  Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers or plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms with whom Loomis Sayles may or may not have a relationship.

  Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the Fund as 401(k) or retirement plan funding vehicles produced by industry authorities, research organizations and publications.


  INVESTMENT ADVISER
  Loomis, Sayles & Company, L.P.
  One Financial Center
  Boston, Massachusetts 02111

  DISTRIBUTOR
  Loomis Sayles Distributors, L.P.
  One Financial Center
  Boston, Massachusetts 02111

  SHAREHOLDER SERVICING, TRANSFER AND DIVIDEND PAYING AGENT
  AND CUSTODIAN OF ASSETS
  State Street Bank and Trust Company
  Boston, Massachusetts 02102

  LEGAL COUNSEL
  Ropes & Gray
  One International Place
  Boston, Massachusetts 02110

  INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, Massachusetts 02109

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

This Post-Effective Amendment relates solely to Loomis Sayles Emerging Markets Fund, a series of Loomis Sayles Funds. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Part C.    OTHER INFORMATION
           -----------------

Item 24.   Financial Statements and Exhibits
           ---------------------------------

  (a)   Financial statements: Not Applicable

  (b)   Exhibits:

1.      Agreement and Declaration of Trust. (5)

2.      By-Laws. (5)

3.      Not Applicable.

4.      Not Applicable.

5(a).   Form of Advisory Agreement. (7)

5(b). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Core Value Fund. (3)

5(c). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Global Bond Fund. (3)

5(d). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Growth Fund. (3)

5(e).   Form of Advisory Agreement between the Trust and
        Loomis Sayles High Yield Fund. (2)

5(f). Form of Advisory Agreement between the Trust and Loomis Sayles High Yield Fund II. (6)

5(g). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Intermediate Maturity Bond Fund. (3)

5(h). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles International Equity Fund. (3)

5(i). Form of Advisory Agreement between the Trust and Loomis Sayles Investment Grade Bond Fund. (3)

5(j). Form of Advisory Agreement between the Trust and Loomis Sayles Managed Bond Fund. (5)

5(k). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Growth Fund. (3)

5(l). Form of Advisory Agreement between the Trust and Loomis Sayles Mid-Cap Value Fund. (3)

5(m). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Municipal Bond Fund. (3)

5(n). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Short-Term Bond Fund. (3)

5(o). Form of Advisory Agreement between the Trust and Loomis Sayles Small Cap Growth Fund. (3)

5(p). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Small Cap Value Fund. (3)

5(q). Form of Advisory Agreement between the Trust and Loomis Sayles Select Opportunities. (9)

5(r). Form of Amended and Restated Investment Advisory Agreement between the Trust and Loomis Sayles U.S. Government Securities Fund. (7)

5(s). Form of Amendment No. 1 to Advisory Agreement between the Trust and Loomis Sayles Worldwide Fund. (3)

5(t). Form of Advisory Agreement between the Trust and Loomis Sayles Emerging Markets Fund is filed herein.

6(a).   Form of Amended and Restated Distribution Agreement. (8)

6(b).   Form of Selected Dealer Agreement. (9)

6(c). Form of Agent Company Agreement (for use in sales of Fund shares in Japan). (9)

6(d). Form of Distribution, Repurchase and Shareholders Servicing Agreement (for use in sales of Fund shares in Japan). (9)

7.      Not Applicable.

8(a).   Form of Custodian Agreement. (5)

8(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Short-Term Bond Fund. (4)

8(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles High Yield Fund. (4)

8(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund and Loomis Sayles Small Cap Growth Fund. (4)

8(e). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Worldwide Fund. (4)

8(f). Form of Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Managed Bond Fund. (7)

9(a). Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company. (5)

9(b). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Short-Term Bond Fund. (4)

9(c). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles High Yield Fund and Loomis Sayles Worldwide Fund. (4)

9(d). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement to Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Mid-Cap Growth Fund, Loomis Sayles Mid-Cap Value Fund and Loomis Sayles Small Cap Growth Fund. (4)

9(e). Transfer Agency and Service Agreement between the Trust on behalf of the Loomis Sayles Managed Bond Fund and State Street Bank and Trust Company. (7)

9(f). Transfer Agency and Service Agreement between the Trust on behalf of the Class J shares of Loomis Sayles Investment Grade Bond Fund. (9)

9(g). Form of Letter Agreement between the Trust and State Street Bank relating to the applicability of the Transfer Agency and Service Agreement and Custodian Agreement to Loomis Sayles Select Opportunities Fund is filed herein.

9(h). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Emerging Markets Fund is filed herein.

9(i). Transfer Agency and Service Agreement between the Trust and Loomis Sayles Emerging Markets Fund to be filed by amendment.

10(a).  Opinion and Consent of Counsel. (3)

10(b). Form of Opinion and Consent of Counsel relating to Loomis Sayles Managed Bond Fund and Loomis Sayles High Yield Fund II. (6)

11.     Not Applicable

12.     Not Applicable.

13(a).  Investment Representation Regarding Initial Shares. (5)

13(b).  Form of Organizational Expense Reimbursement Agreement. (5)

14.     Form of IRA prototype documents. (5)

15(a).  Form of Distribution Plan - Retail Class. (3)

15(b).  Form of Distribution Plan - Admin Class. (5)

15(c). Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund. (6)

15(d). Form of Service and Distribution Plan relating to Loomis Sayles Investment Grade Bond Fund - J Class. (8)

16.     Schedule for Performance Computations. (3)

17.     Not Applicable

18.     Amended and Restated Rule 18f-3(d) Plan. (9)

19.     Powers of Attorney. (1)
--------------------

(1) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 7 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on February 16, 1996.

(2) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 10 to the Trust Registration Statement under the Securities Act of 1933 filed with the Commission on August 30, 1996.

(3) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 11 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on October 9, 1996.

(4) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 12 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on March 10, 1997.

(5) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 13 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on October 31, 1997.

(6) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 15 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on August 5, 1998.

(7) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 17 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on November 30, 1998.

(8) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 18 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on April 7, 1999.

(9) Incorporated by reference to the similarly numbered Exhibit to Post-Effective Amendment No. 19 to the Trust's Registration Statement under the Securities Act of 1933 filed with the Commission on May 19, 1999.

Item 25.   Persons Controlled by or under Common Control with Registrant
           -------------------------------------------------------------

           Not Applicable.

Item 26.   Number of Holders of Securities
           -------------------------------

           No Longer Applicable.

Item 27.   Indemnification
           ---------------

Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto) and Article 4 of the Registrant's By-Laws (Exhibit 2 hereto) provide for indemnification of its Trustees and Officers. The effect of these provisions is to provide indemnification for each of the Registrant's Trustees and Officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Trustee or Officer may be involved by reason of being or having been a Trustee or Officer, except with respect to any matter as to which such Trustee or Officer shall have been adjudicated not to have acted in good faith in the reasonable belief that such Trustee's or Officer's action was in the best interest of the Registrant, and except that no Trustee or Officer shall be indemnified against any liability to the Registrant or its shareholders to which such Trustee or Officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee's or Officer's office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser
           ----------------------------------------------------

(a) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrant, provides investment advice to the eight series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust II, and two series of New England Zenith Funds, all of which are registered investment companies, and to other registered investment companies, organizations and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111.

Item 29.   Principal Underwriters
           ----------------------

The Trust's principal underwriter is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Incorporated.

Item 30.   Location of Accounts and Records
           --------------------------------

The following companies maintain possession of the documents required by the specified rules:

(a) Registrant
Rule 31a-1(b)(4), (9), (10), (11)
Rule 31a-2(a)

(b) State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
Rule 31a-1(a)
Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
Rule 31a-2(a)

(c) Loomis, Sayles & Company, L.P.
One Financial Center
Boston, MA  02111
Rule 31a-1(f)
Rule 31a-2(e)

(d) Loomis, Sayles Distributors, L.P.
One Financial Center
Boston, MA 02111
Rule 31a-1(d)
Rule 31a-2(c)

Item 31.   Management Services
           -------------------

Not applicable.

Item 32.   Undertakings
           ------------

(I) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Registrant.

(ii) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant's most recent annual report upon request and without charge.

********************
NOTICE


A copy of the Agreement and Declaration of Trust of Loomis Sayles Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 26th day of August, 1999.

LOOMIS SAYLES FUNDS

By: DANIEL J. FUSS*
-----------------------------
Daniel J. Fuss, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of Loomis Sayles Funds has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title
---------                      -----

DANIEL J. FUSS*                President and Trustee
------------------
Daniel J. Fuss

MARK W. HOLLAND*               Treasurer
------------------
Mark W. Holland


                               Trustee
__________________
Joseph Alaimo

RICHARD S. HOLWAY*             Trustee
------------------
Richard S. Holway

MICHAEL T. MURRAY*             Trustee
------------------
Michael T. Murray


*By :/s/ Mark W. Holland
     ----------------------------
     Mark W. Holland, for himself
     and as Attorney-in-fact

August 26, 1999.

EXHIBIT INDEX
EXHIBIT NO.
-------------

5(t). Form of Advisory Agreement between the Trust and Loomis Sayles Select Emerging Markets Fund.

9(g). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Transfer Agency and Service Agreement and Custodian Agreement to Loomis Sayles Select Opportunities Fund is filed herein.

9(h). Letter Agreement between the Trust and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Emerging Markets Fund is filed herein.